Invested and working capital, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Plant and equipment [Abstract]
Total plant and equipment	$ 289	$ 406
Reconciliation of the movement [Abstract]
Opening balance	406	522
Additions	0	2
Disposals	0	0
Depreciation expense	(117)	(118)
Closing balance	$ 289	406
Bottom of Range [Member]
Reconciliation of the movement [Abstract]
Plant and equipment useful life	1 year
Top of Range [Member]
Reconciliation of the movement [Abstract]
Plant and equipment useful life	4 years
At Cost [Member]
Plant and equipment [Abstract]
Total plant and equipment	$ 606	606
Reconciliation of the movement [Abstract]
Opening balance	606
Closing balance	606	606
Accumulated Depreciation [Member]
Plant and equipment [Abstract]
Total plant and equipment	(317)	(200)
Reconciliation of the movement [Abstract]
Opening balance	(200)
Closing balance	$ (317)	$ (200)